June 27, 2011

VIA EDGAR CORRESPONDENCE

Kimberly Browning, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

RE:	Thrivent Mutual Funds

Preliminary Proxy Statement

1933 Act File No. 333-157580

Dear Ms. Browning:

Thank you for taking the time to talk with me on Monday, June 13, 2011 regarding your comments to the above-referenced preliminary proxy statement of the Thrivent Real Estate Securities Fund (the “Fund”), a series of Thrivent Mutual Funds (the “Registrant”). The following is a description of the comments raised by you, along with a description of Registrant’s response to each comment.

1.

You asked Thrivent Asset Management, LLC, the adviser to the Fund (“Thrivent Asset Mgt.”), to provide support in the Q&A section for its belief that there is broader interest in a fund that invests broadly in natural resource-related companies rather than one focused on real estate.

The Q&A section has been revised to provide this support.

2.	You asked Registrant to clarify its statement that the Fund has experienced little to negative growth in recent years.

Registrant has revised the statement to clarify that the Fund’s shareholder net flows have been minimal to negative in recent calendar years.

3.	You asked Registrant to disclose in the Q&A section and in the Proxy Statement what would happen if the shareholders do not approve the proposals.

Registrant has provided such disclosures.

4.	You asked Registrant to disclose in the Q&A section and in the Proxy Statement what options shareholders have if they no longer want to remain invested in the Fund.

Registrant has provided such disclosures.

5.	You asked to indicate whether shareholders may revoke their proxies by subsequently voting through the Internet or by telephone.

Registrant has provided enhanced disclosure, indicating more fully that shareholders can revoke their proxies by subsequently voting through the Internet or by telephone.

6.

You asked the Fund, the name of which is slated to change to Thrivent Global Assets Fund, to indicate in its principal strategies that it will invest, under normal market conditions, at least 40% of its nets assets in foreign issuers; however, if market conditions are not deemed favorable by Thrivent Asset Mgt., the Fund will invest at least 30% of its net assets.

Thrivent Asset Mgt. has decided to change the proposed name of the Fund from “Thrivent Global Assets Fund” to “Thrivent Natural Resources Fund.” We have added language to the filing to indicate that the Fund will comply with the 80% requirement of Rule 35d-1 under the Investment Company Act of 1940.

7.	You asked Registrant to disclose what criteria it would use to designate an issuer as a foreign one.

In light of the new proposed name of Thrivent Natural Resources Fund, Thrivent Asset Mgt. believes that this disclosure is no longer as relevant.

8.

You asked Registrant to indicate, throughout the filing, that the Fund will concentrate (as opposed to may concentrate) its assets in issuers in the natural resources group of industries, assuming the Fund shareholders vote in favor of the relevant proposal.

Registrant has made such revisions throughout the filing.

9.

You asked Registrant to clarify in the “Principal Risk Associated with Natural Resource Industry Concentration” that concentration could mean that 100% of the Fund’s assets could be invested in the securities of issuers in the natural resources group of industries.

Registrant has revised to Proxy Statement to disclose this possibility.

10.	You asked Registrant to include the Tandy letter representations in this response letter. The representations are as follows:

•	Registrant is responsible for the adequacy and accuracy of the disclosures in the filing;

•	Staff comments or changes to disclosures in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any comments or additional questions, please feel free to contact me at (612) 844-5704. Our plan is to distribute the proxy on or about July 15, 2011.

Thank you,

/s/ John L. Sullivan

John L. Sullivan

Senior Counsel

Thrivent Financial for Lutherans

2